Fair Value Measurements - Level 3 Fair Value Measurements Inputs (Details) - Fair Value, Inputs, Level 3 [Member] - Ivanhoe Capital Acquisition Corp [Member]	Sep. 30, 2021 yr	Apr. 15, 2021 yr	Jan. 11, 2021 d
Measurement Input, Expected Term [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value measurements inputs at their measurement	5.09		6.47
Fair value measurements inputs used by the estimated fair value of warrants | yr	0.21	0.55
Measurement Input, Share Price [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value measurements inputs at their measurement	9.90		9.91
Fair value measurements inputs used by the estimated fair value of warrants	1.48	1.38
Measurement Input, Price Volatility [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value measurements inputs at their measurement	21.1		14.0
Fair value measurements inputs used by the estimated fair value of warrants	72.0	67.5
Measurement Input, Risk Free Interest Rate [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value measurements inputs at their measurement	0.99		0.75
Fair value measurements inputs used by the estimated fair value of warrants	0.05	0.04
Expected dividends
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value measurements inputs at their measurement | d			0.00